SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net income	$ 707	$ 5,354
Revenue	62,752	67,826
FFO from equity accounted investments	3,091	2,641
Interest expense	(7,213)	(7,227)
Current income taxes	(756)	(970)
Funds from operations	5,180	4,189
Equity	122,642	116,846
Equity accounted investments	41,327	40,698	$ 33,647
Additions to non-current assets1	26,872	62,658
Deferred income taxes	81	(475)
Tax expense (income)	837	495
Realized disposition gains in fair value changes or equity	1,554	621
Non-controlling interests in FFO	(7,546)	(7,161)
Equity Accounted Fair Value Changes And Other Non Funds From Operations	3,170	143
Fair value changes	(1,423)	(831)
Depreciation and amortisation expense	5,791	4,876
Revenue of associate or joint venture	$ 25,237	$ 18,182
Oaktree [Member]
Disclosure of operating segments [line items]
Basis of Calculation	100.00%	100.00%
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	62.00%	61.00%
Revenue of associate or joint venture	$ 1,200	$ 231
Asset management
Disclosure of operating segments [line items]
Revenue	246	271
FFO from equity accounted investments	277	43
Current income taxes	0	0
Funds from operations	1,776	1,597
Equity accounted investments	4,530	4,599
Additions to non-current assets1	64	4,654
Real Estate
Disclosure of operating segments [line items]
Revenue	8,851	10,442
FFO from equity accounted investments	765	1,049
Current income taxes	(82)	(165)
Funds from operations	876	1,185
Equity accounted investments	21,024	22,314
Additions to non-current assets1	10,117	17,915
Renewable Power
Disclosure of operating segments [line items]
Revenue	4,085	3,959
FFO from equity accounted investments	116	74
Current income taxes	(66)	(73)
Funds from operations	1,044	333
Equity accounted investments	1,444	1,154
Additions to non-current assets1	1,677	2,207
Revenue of associate or joint venture	737	431
Infrastructure
Disclosure of operating segments [line items]
Revenue	9,294	7,091
FFO from equity accounted investments	1,329	1,100
Current income taxes	(247)	(255)
Funds from operations	569	464
Equity accounted investments	10,530	8,972
Additions to non-current assets1	11,200	17,352
Private Equity
Disclosure of operating segments [line items]
Revenue	37,161	43,099
FFO from equity accounted investments	600	320
Current income taxes	(286)	(326)
Funds from operations	935	844
Equity accounted investments	2,623	2,596
Additions to non-current assets1	3,535	19,825
Residential Development
Disclosure of operating segments [line items]
Revenue	2,243	2,456
FFO from equity accounted investments	21	41
Current income taxes	(8)	(37)
Funds from operations	66	125
Equity accounted investments	346	382
Additions to non-current assets1	45	88
Corporate Activities
Disclosure of operating segments [line items]
Revenue	872	508
FFO from equity accounted investments	(17)	14
Current income taxes	(67)	(114)
Funds from operations	(86)	(359)
Equity accounted investments	830	681
Additions to non-current assets1	234	617
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	3,930	2,823
Interest expense	8	53
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	3,278	2,343
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	32	33
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	0	15
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	7	2
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	614	479
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(1)	(49)
Operating segments
Disclosure of operating segments [line items]
Revenue	66,682	70,649
Interest expense	(7,216)	(7,280)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	3,524	2,614
Interest expense	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	8,883	10,475
Interest expense	(3,117)	(3,469)
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	4,085	3,974
Interest expense	(885)	(923)
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	9,301	7,093
Interest expense	(1,224)	(937)
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	37,775	43,578
Interest expense	(1,573)	(1,536)
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	2,243	2,456
Interest expense	(29)	(66)
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	871	459
Interest expense	(388)	(349)
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	31,693	30,868
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	4,947	4,927
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	19,331	18,781
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	5,154	5,320
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,552	2,792
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	3,965	4,086
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,730	2,859
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	$ (6,986)	$ (7,897)